Term deposits (Tables)	12 Months Ended
Mar. 31, 2024
Term Deposits
Schedule of term deposits
	March 31,
	2023	2024
Fixed deposits with banks	587,375	2,757,824
Total	587,375	2,757,824
Non-current	6,158	137,169
Current	581,217	2,620,655
Total	587,375	2,757,824